Securities - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2013	Jun. 30, 2008	Dec. 31, 2014 Securities	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2010	Mar. 16, 2015
Schedule of Available-for-sale Securities [Line Items]
Number of securities with unrealized losses			67
Investment par value		$ 2,000,000
Investment interest percentage		8.00%
Dividend payment period	5 years
Impairment charges	400,000
Current par value of securities	1,600,000
Past due interest			4,576,000	5,233,000
Available for sale for proceeds			75,300,000	68,500,000	69,000,000
Gross gains in available for sale for proceeds			788,000	1,700,000	1,800,000
Gross loss in available for sale for proceeds			210,000	33,000	115,000
Securities pledged to municipalities for deposits in excess of FDIC limits, book value			181,800,000
Securities pledged to municipalities for deposits in excess of FDIC limits, market value			192,800,000
Letter of credit issued by FHLB			11,000,000
Scenario, Forecast [Member]
Schedule of Available-for-sale Securities [Line Items]
Past due interest							$ 871,000
FFKY [Member]
Schedule of Available-for-sale Securities [Line Items]
Period of deferring dividend payments						5 years
Subordinated Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Total risk based capital ratio		30 years